Related Party Transactions - Receivables and Payables (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Related Party Transactions
Amounts due from related parties	$ 272	$ 61
Amounts due to related parties	196	26
Other receivables
Related Party Transactions
Amounts due from related parties	22	61
Ship management creditors
Related Party Transactions
Amounts due to related parties	181	14
Amounts due to related parties
Related Party Transactions
Amounts due to related parties	196	26
Reimbursement of expenses incurred for office lease and other operating expenses
Related Party Transactions
Amounts due to related parties	196	$ 26
Associates | Dividends receivable
Related Party Transactions
Amounts due from related parties	$ 250